LEASES - Summary of right-of-use assets and lease liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Right-of-use assets
Right-of-use assets, beginning balance	$ 50,620
Additions, acquired & modifications	106,094
Depreciation of right-of-use assets	(14,756)	$ (9,848)
Translation	648
Right-of-use assets, ending balance	142,606	50,620
Lease liabilities
Lease liabilities, beginning balance	76,233
Additions, acquired & modifications	114,125
Interest expense	3,463
Payments	(20,130)
Translation	65
Lease liabilities, ending balance	173,756	76,233
Right-of-use assets, reclassifications out of leases	8,229
Property leases
Right-of-use assets
Right-of-use assets, beginning balance	50,016
Additions, acquired & modifications	105,056
Depreciation of right-of-use assets	(14,213)
Translation	647
Right-of-use assets, ending balance	141,506	50,016
Equipment leases
Right-of-use assets
Right-of-use assets, beginning balance	604
Additions, acquired & modifications	1,038
Depreciation of right-of-use assets	(543)
Translation	1
Right-of-use assets, ending balance	$ 1,100	$ 604